Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cost:
Beginning Balance	$ 2,311
Ending Balance	6,298	$ 2,311
Machinery [Member]
Cost:
Beginning Balance	3,154	2,181
Additions	212	973
Ending Balance	3,366	3,154
Accumulated depreciation:
Beginning Balance	1,753	1,558
Depreciation	183	195
Ending Balance	1,936	1,753
Property and equipment, net	1,430	1,401
Office furniture and equipment [Member]
Cost:
Beginning Balance	535	396
Additions	45	139
Ending Balance	580	535
Accumulated depreciation:
Beginning Balance	345	308
Depreciation	76	37
Ending Balance	421	345
Property and equipment, net	159	190
Leasehold improvements [Member]
Cost:
Beginning Balance	1,099	992
Additions	92	107
Ending Balance	1,191	1,099
Accumulated depreciation:
Beginning Balance	847	810
Depreciation	64	37
Ending Balance	911	847
Property and equipment, net	280	252
Project in process [Member]
Cost:
Beginning Balance	468	47
Additions	3,961	421
Ending Balance	4,429	468
Accumulated depreciation:
Beginning Balance
Depreciation
Ending Balance
Property and equipment, net	4,429	468
Costs [Member]
Cost:
Beginning Balance	5,256	3,616
Additions	4,310	1,640
Ending Balance	9,566	5,256
Accumulated Depreciation [Member]
Accumulated depreciation:
Beginning Balance	2,945	2,676
Depreciation	323	269
Ending Balance	$ 3,268	$ 2,945